Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated April 15, 2020

to the Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Andrew Neville, lead portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2010.

Steven Klopukh, CFA, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Tim McCarthy, CFA, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2020.

Bjoern Mehrmann, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2012.

Koji Nakatsuka, CFA, CMA, senior portfolio manager and director responsible for Japanese investment opportunities, has managed the Fund since 2010.

Heinrich Ey, CFA, DVFA/CEFA, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2016.

Miguel Pohl, CFA, portfolio manager, jointly responsible for European investment opportunities, has managed the Fund since 2018.

Stuart Winchester, CFA, senior portfolio manager and managing director responsible for Asia-Pacific (ex-Japan) investment opportunities, has managed the Fund since 2020.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

Disclosure Relating to AllianzGI Small-Cap Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Kunal Ghosh, lead portfolio manager and managing director, manages the Quantitative Core and Managed Volatility sleeves of the Fund. He has been responsible for rebalancing the Fund’s different sleeves and the Fund’s investments in cash and cash equivalents since its inception in 2013.

Steven Klopukh, CFA, portfolio manager and director, manages the Fundamental Growth sleeve of the Fund, he has managed the Fund since 2020.

Tim McCarthy, CFA, portfolio manager and director, manages the Fundamental Growth sleeve of the Fund, he has managed the Fund since 2020.

Lu Yu, portfolio manager and managing director, manages the Quantitative Core and Managed Volatility sleeves of the Fund, she has managed the Fund since 2018

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

The information relating to the Fund contained in the table in the subsection “Management of the Funds —Investment Adviser and Administrator” in the Prospectus is hereby revised and restated with the following:

AllianzGI Global Small-Cap Fund*	Koji Nakatsuka, CFA, CMA	2010

Mr. Nakatsuka, CFA, CMA, is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has 20 years of investment-industry experience. Mr. Nakatsuka previously managed a mid/small-cap investment trust at Goldman Sachs Asset Management. Before that, he was at Schroder Investment Management Japan as an equity analyst for mid/small caps. Mr. Nakatsuka has a B.A. in law from Sophia University.

	Andrew Neville	2010

Mr. Neville is a portfolio manager and a director with Allianz Global Investors, which he joined in 2004. He is a member of the European & German Mid/Small Caps team. Mr. Neville has 21 years of investment-industry experience. He previously worked as a portfolio manager at Baring Asset Management, trained as a portfolio manager at AIB Govett Asset Management and worked as an audit manager for Deloitte & Touche. Mr. Neville has a B.S. in civil engineering from Imperial College London.

	Steven Klopukh, CFA	2020

Mr. Klopukh, CFA, is a senior portfolio manager, a director and CIO Mid Cap Equities with Allianz Global Investors, which he joined in 2002. He manages US mid-cap growth and core equity portfolios. Mr. Klopukh has 21 years of investment-industry experience. He was previously a vice president and fundamental-equity analyst at CDC Investment Management Corp. Mr. Klopukh has a B.S., magna cum laude, from Fairleigh Dickinson University and an M.B.A. with honors from the University of Chicago.

	Tim McCarthy, CFA	2020

Mr. McCarthy, CFA, is a portfolio manager and a director with Allianz Global Investors, which he joined in 2003. He is a member of the US Mid Cap team. Mr. McCarthy was previously a portfolio manager and analyst on the Small Cap team, and a member of the Quantitative Analytics & Risk Strategy group. Mr. McCarthy has 20 years of investment-industry experience. He was previously a portfolio product specialist at FactSet Research Systems. Mr. McCarthy has a B.S. in business administration with a concentration in finance from the University of Vermont.

	Bjoern Mehrmann	2012

Mr. Mehrmann is a portfolio manager with Allianz Global Investors, which he joined in 2001. He is a member of the European & German Mid/Small Caps team. Mr. Mehrmann has 18 years of investment-industry experience. He has a B.S. in computer science from James Madison University and a master´s in business administration from EBS International University Schloss Reichartshausen, Germany.

	Heinrich Ey, CFA, DVFA/ CEFA	2016

Mr. Ey, CFA, DVFA/CEFA, is a portfolio manager and Co-CIO European Mid/Small Cap with Allianz Global Investors, which he joined in 1995. As a member of the European Mid/Small Cap team, he is responsible for global small cap and international small cap equity mandates. Mr. Ey has 26 years of investment-industry experience. Earlier in his career, he was Global Head of Telemedia; a telecommunications and media analyst; a manager of European institutional and retail funds; and a trader for equity, fixed income and derivative products. Mr. Ey has an M.B.A. from Baden-Wuerttemberg Cooperative State University Karlsruhe, Germany. He is a CFA charterholder and holds the DVFA/Certified European Financial Analyst designation.

	Miguel Pohl, CFA	2018

Mr. Pohl, CFA, is a portfolio manager with Allianz Global Investors, which he joined in 2013. He is head of the Insurance Dedicated Small Caps team; his coverage focuses on small- and micro-cap companies in various sectors. Earlier in his career at the firm, Mr. Pohl was Head of Research for Allianz Aequitas and an analyst for Allianz SE. He has 17 years of investment-industry experience. Mr. Pohl has a diploma in business administration from the

University of Münster, Germany, and studied accounting and finance at The University of Manchester, UK. Mr. Pohl is a CFA charterholder.

	Stuart Winchester, CFA	2020

Mr. Winchester, CFA, is a senior portfolio manager and a managing director with Allianz Global Investors, which he joined in 1992. He is a member of the Asia Pacific investment team and is responsible for the firm’s Hong Kong mandates in global equity and balanced funds. Mr. Winchester also manages the equity portion of absolute-return funds and manages Oriental Income, a total-return fund investing in the Asia-Pacific region. He has more than 30 years of investment-industry experience. Mr. Winchester previously worked at Wood Gundy in Japan before transferring to Indonesia to run an affiliate joint-venture merchant bank. He has a master’s degree in international management from the American Graduate School of International Management. Mr. Winchester is a CFA charterholder.

AllianzGI Small-Cap Fund	Kunal Ghosh	2013 (Inception)

Mr. Ghosh is a lead portfolio manager and a managing director with Allianz Global Investors, which he joined in 2006. He is head of the Systematic team and has 16 years of investment-industry experience. Mr. Ghosh was previously a research associate and portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. He has a B.Tech. from the Indian Institute of Technology, an M.S. in material engineering from the University of British Columbia and an M.B.A. from Cornell University.

	Lu Yu	2018

Ms. Yu, CFA, CIPM, is a portfolio manager and a managing director with Allianz Global Investors, which she joined in 2003. She has portfolio-management and research responsibilities for the Systematic team. Ms. Yu has 17 years of investment-industry experience. She was previously a risk analyst for Provident Advisors LLC. Ms. Yu has a B.S. from Nanjing University, China, and an M.S. from the University of Southern California and the National University of Singapore. She holds CFA and CIPM designations

	Steven Klopukh, CFA	2020	See above.
	Tim McCarthy, CFA	2020	See above.

*

Andrew Neville serves as the lead portfolio manager of the AllianzGI Global Small-Cap Fund and is based in London, England. The Fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann, are responsible for identifying investments in Europe and the United Kingdom, while two U.S.-based portfolio managers, Messrs. Klopukh and McCarthy, are responsible for North American security selection. Finally, Messrs. Nakatsuka and Winchester are responsible for stock selection in the Japanese and Asia-Pacific markets, respectively.

Please retain this Supplement for future reference.